UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.
Vontobel U.S. Equity Institutional Fund
Class I Shares | VTUIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Vontobel U.S. Equity Institutional Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Institutional Fund (Class I Shares/VTUIX)	$73	0.65%
What impacted Fund performance over the reporting period?
For the trailing one-year ended September 30, 2024 the Vontobel U.S. Equity Fund returned +25.47% vs. a +36.35% return for the S&P 500 Index. During the year, the market was narrowly focused on the artificial intelligence (AI) theme and the prospects for interest rate cuts by the US Federal Reserve. As a result, the Information Technology sector led the market higher, followed by Communication Services, Utilities and Financials. On the flip side, Energy was the lone sector to post negative returns, while more defensive sectors such as Health Care and Consumer Staples lagged in a strong rally.
Relative performance vs. the index was held back for an underweight to and stock selection within Information Technology. The strategy does not hold semiconductor companies such as Nvidia and Broadcom, which have been beneficiaries of increased spending on AI. Likewise, not owning Meta within the Communication Services sector detracted as it ramps up it’s AI spending. Our more defensive posture with overweight to Consumer Staples and Health Care also detracted from relative returns during the year.
On the positive side, the strategy’s lack of exposure to the poorly performing Energy sector added to relative returns. Stock selection within Materials contributed to performance as holdings in CRH and Sherwin-Williams saw improved earnings outlook driven by strong pricing power. Lastly, stock selection within Consumer Discretionary contributed to performance mainly to not holding poorly performing Tesla which has seen increased competition in the EV space.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Class I Shares of the Fund since its inception on March 27, 2018. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
Average Annual Total Returns	1 year	5 year	Since Inception
Vontobel U.S. Equity Institutional Fund (Class I Shares/VTUIX)	25.47%	12.89%	13.49%
S&P 500 Index	36.35%	15.98%	14.85%
The performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$40,986,725
Total number of portfolio holdings	42
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	40.68%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Information Technology	20.2%
Financials	17.3%
Health Care	17.3%
Consumer Staples	15.3%
Consumer Discretionary	10.1%
Industrials	7.2%
Communication Services	5.5%
Materials	5.1%
Real Estate	2.1%
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. On June 5, 2024, the Board of Trustees of Advisers Investment Trust approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into the Vontobel U.S. Equity Fund (the "Acquiring Vontobel Fund," a series of The Advisors' Inner Circle Fund II). The Fund's shareholders subsequently approved the reorganization, and such reorganization into the Vontobel Acquiring Fund took place on October 21, 2024. For more complete information, you may review the Fund's next prospectus, which is expected to be available by February 1, 2025 at am.vontobel.com/en/strategies/mutual-funds or upon request at 877-734-6278.
Where can I find more information?
At am.vontobel.com/en/strategies/mutual-funds, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 877-734-6278 (toll free).

Vontobel Global Environmental Change Fund
Class I Shares | ENVRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Vontobel Global Environmental Change Fund (the “Fund”) for the period of October 3, 2023, since inception date, to September 30, 2024. You can find additional information about the Fund at am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Environmental Change Fund (Class I Shares/ENVRX)	$93*	0.80%
*	For the period October 3, 2023, since inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.
What impacted Fund performance over the reporting period?
The Fund returned 32.8% since inception while the MSCI AC World Net Total Return was up 34.2%.
The strongest performance delivered our Clean Energy Infrastructure pillar where grid related companies outperformed renewable energy component producers. Building Technology and Clean Water also performed strongly while Lifecycle Management was more or less in line with global equity market returns. With Resource Efficient Industry and Low Emission Transportation, two of our pillars underperformed. The latter suffered especially from sluggish EV markets.
On a more traditional sector view the underperformance of the Fund is mainly related to Information Technology as our holdings did not hold up against Mag7's performance, which were strong drivers for market returns. Moreover, automotive related exposure (semiconductors and batteries) suffered from muted demand and rising price competition in the EV space. Positive contributions resulted mainly from Industrials (across different impact pillars) and Materials.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Class I Shares of the Fund since its inception on October 3, 2023. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
Cumulative Total Returns	Since Inception
Vontobel Global Environmental Change Fund (Class I Shares/ENVRX)	32.80%
MSCI All Country World Index (ACWI) (net)	34.21%
The performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$13,286,285
Total number of portfolio holdings	59
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	17.90%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Industrials	49.6%
Information Technology	24.7%
Utilities	12.7%
Materials	10.5%
All other industries less than 2%	2.2%
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. On June 5, 2024, the Board of Trustees of Advisers Investment Trust approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into the Vontobel Global Environmental Change Fund (the "Acquiring Vontobel Fund," a series of The Advisors' Inner Circle Fund II). The Fund's shareholders subsequently approved the reorganization, and such reorganization into the Vontobel Acquiring Fund took place on October 21, 2024. For more complete information, you may review the Fund's next prospectus, which is expected to be available by February 1, 2025 at am.vontobel.com/en/strategies/mutual-funds or upon request at 877-734-6278.
Where can I find more information?
At am.vontobel.com/en/strategies/mutual-funds, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 877-734-6278 (toll free).

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Vontobel Funds

2024: $60,000

2023: $29,000

The fees paid to Ernst & Young LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Vontobel Funds

2024: $0

2023: $0

(c) Tax Fees

Vontobel Funds

2024: $15,800

2023: $7,150

The fees to Ernst & Young LLP relate to the preparation of the registrant’s tax returns, review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

Vontobel Funds

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Vontobel Funds

2024: 0%

2023: 0%

(f) Not applicable

(g) Vontobel Funds

2024: $15,800

2023: $7,150

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

VONTOBEL FUNDS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

September 30, 2024

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

TABLE OF CONTENTS

September 30, 2024

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	99.6%
Consumer Discretionary	0.8%
LKQ Corp.		2,813	$112,295

Financials	1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		5,102	175,866

Industrials	49.6%
A.O. Smith Corp.		2,005	180,109
Alstom S.A.(a)		11,378	236,020
ANDRITZ A.G.		2,446	173,304
Carrier Global Corp.		2,525	203,237
Cie de Saint-Gobain S.A.		4,121	374,873
Clean Harbors, Inc.(a)		1,054	254,762
Contemporary Amperex Technology Co. Ltd.		5,500	197,723
Daifuku Co. Ltd.		10,195	195,884
East Japan Railway Co.		12,156	240,921
Ferguson Enterprises, Inc.		1,177	233,717
Intertek Group PLC		2,030	140,043
Johnson Controls International PLC		3,272	253,940
KION Group A.G.		2,823	110,959
MasTec, Inc.(a)		2,292	282,145
nVent Electric PLC		2,007	141,012
Prysmian S.p.A.		6,784	492,365
Quanta Services, Inc.		1,176	350,624
Regal Rexnord Corp.		1,342	222,611
Schneider Electric S.E.		1,028	270,288
Siemens A.G. - REG		1,413	285,226
Spirax-Sarco Engineering PLC		1,152	115,744
Stantec, Inc.		2,631	211,577
Tetra Tech, Inc.		6,155	290,270
Trane Technologies PLC		738	286,883
Union Pacific Corp.		867	213,698
Veralto Corp.		1,534	171,593
Vestas Wind Systems A/S(a)		5,777	127,548
Xylem, Inc.		2,423	327,178

			6,584,254

Information Technology	24.7%
ANSYS, Inc.(a)		763	243,115
Applied Materials, Inc.		1,865	376,823
ASML Holding N.V.		306	253,969
Cadence Design Systems, Inc.(a)		629	170,478
Chroma ATE, Inc.		13,145	155,141
Delta Electronics, Inc.		17,000	204,398
First Solar, Inc.(a)		465	115,990
Itron, Inc.(a)		1,532	163,633
Murata Manufacturing Co. Ltd.		10,712	209,172

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value

NXP Semiconductors N.V.		1,079	$258,971
Power Integrations, Inc.		1,630	104,516
PTC, Inc.(a)		702	126,823
Roper Technologies, Inc.		430	239,269
Synopsys, Inc.(a)		328	166,096
Trimble, Inc.(a)		2,905	180,371
Universal Display Corp.		733	153,857
Zebra Technologies Corp. - Class A(a)		420	155,534

			3,278,156

Materials	10.5%
Air Liquide S.A.		1,734	334,427
Ecolab, Inc.		1,024	261,458
Linde PLC		877	418,206
Smurfit WestRock PLC		3,458	172,814
West Fraser Timber Co. Ltd.		2,152	209,671

			1,396,576

Utilities	12.7%
American Water Works Co., Inc.		1,851	270,690
EDP Renovaveis S.A.		9,353	163,562
Iberdrola S.A.		27,205	420,634
National Grid PLC		23,834	328,208
NextEra Energy, Inc.		3,504	296,193
Veolia Environnement S.A.		6,117	201,006

			1,680,293

TOTAL COMMON STOCKS (Cost $9,999,818)			13,227,440

SHORT-TERM INVESTMENTS	0.1%
Northern Institutional Treasury Portfolio - Premier Class, 4.78%(b)		15,482	15,482

TOTAL SHORT-TERM INVESTMENTS (Cost $15,482)			15,482

TOTAL INVESTMENTS (Cost $10,015,300)	99.7%		13,242,922
NET OTHER ASSETS (LIABILITIES)	0.3%		43,363

NET ASSETS	100.0%		$13,286,285

(a)Non-income	producing security.

(b)7-day	current yield as of September 30, 2024 is disclosed.

Abbreviations:

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

At September 30, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	45.6%
France	10.6
Ireland	9.6
Japan	4.9
Spain	4.4
United Kingdom	4.4
Netherlands	3.8
Italy	3.7
Canada	3.2
Germany	2.9
Taiwan	2.7
All other countries less than 2%	3.8
Total	99.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.0%
Communication Services	5.5%
Alphabet, Inc. - Class A		7,292	$1,209,378
Alphabet, Inc. - Class C		6,189	1,034,739

			2,244,117

Consumer Discretionary	10.1%
Amazon.com, Inc.(a)		14,165	2,639,364
Booking Holdings, Inc.		113	475,970
Home Depot (The), Inc.		1,355	549,046
NIKE, Inc. - Class B		5,395	476,918

			4,141,298

Consumer Staples	15.3%
Brown-Forman Corp. - Class B		8,750	430,500
Casey’s General Stores, Inc.		2,091	785,609
Coca-Cola (The) Co.		27,736	1,993,109
Mondelez International, Inc. - Class A		21,192	1,561,215
PepsiCo, Inc.		6,278	1,067,574
Walmart, Inc.		5,171	417,558

			6,255,565

Financials	15.2%
Berkshire Hathaway, Inc. - Class B(a)		1,141	525,157
CME Group, Inc.		6,395	1,411,057
Intercontinental Exchange, Inc.		11,287	1,813,144
Mastercard, Inc. - Class A		3,358	1,658,180
Progressive (The) Corp.		3,228	819,137

			6,226,675

Health Care	17.3%
Abbott Laboratories		11,702	1,334,145
Becton Dickinson and Co.		5,518	1,330,390
Boston Scientific Corp.(a)		9,794	820,737
IDEXX Laboratories, Inc.(a)		845	426,911
Thermo Fisher Scientific, Inc.		1,480	915,484
UnitedHealth Group, Inc.		2,364	1,382,183
Zoetis, Inc.		4,549	888,784

			7,098,634

Industrials	7.2%
Copart, Inc.(a)		11,292	591,701
RB Global, Inc.		18,173	1,462,745
Union Pacific Corp.		3,649	899,405

			2,953,851

Information Technology	20.2%
Accenture PLC - Class A		1,796	634,850
Adobe, Inc.(a)		2,509	1,299,110
Amphenol Corp. - Class A		7,439	484,725
Aspen Technology, Inc.(a)		203	48,481

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Intuit, Inc.		1,965	$1,220,265
Keysight Technologies, Inc.(a)		2,853	453,428
KLA Corp.		610	472,390
Microsoft Corp.		5,513	2,372,244
ServiceNow, Inc.(a)		621	555,416
Synopsys, Inc.(a)		1,475	746,925

			8,287,834

Materials	5.1%
CRH PLC		10,419	966,258
Sherwin-Williams (The) Co.		1,385	528,613
Vulcan Materials Co.		2,392	599,029

			2,093,900

Real Estate	2.1%
American Tower Corp.		3,774	877,681

TOTAL COMMON STOCKS (Cost $27,821,989)			40,179,555

SHORT-TERM INVESTMENTS	2.1%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 4.82%(b)		866,476	866,476

TOTAL SHORT-TERM INVESTMENTS (Cost $866,476)			866,476

TOTAL INVESTMENTS (Cost $28,688,465)	100.1%		41,046,031
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(59,306)

NET ASSETS	100.0%		$40,986,725

(a)Non-income producing security.

(b)7-day current yield as of September 30, 2024 is disclosed.

At September 30, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	90.6%
Ireland	3.8
Canada	3.6
Total	98.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	Vontobel Global Environmental Change Fund	Vontobel U.S. Equity Institutional Fund
Assets:
Investments, at value (Cost: $10,015,300 and $28,688,465, respectively)	$13,242,922	$41,046,031
Foreign currencies (Cost: $41,709 and $0, respectively)	42,315	—
Receivable for dividends	11,446	30,993
Reclaims receivable	7,912	4,489
Receivables for capital shares sold	—	3,685
Receivable from investment adviser	23,954	35,509
Prepaid expenses	16,150	10,267

Total Assets	13,344,699	41,130,974

Liabilities:
Securities purchased payable	—	22,967
Accounting and Administration fees payable	26,818	25,840
Audit fees payable	17,767	57,233
Regulatory and Compliance fees payable	9,095	28,610
Trustee fees payable	472	111
Other accrued expenses and payables	4,262	9,488

Total Liabilities	58,414	144,249

Net Assets	$13,286,285	$40,986,725

Class I Shares:
Net assets	$13,286,285	$40,986,725
Shares of common stock outstanding	1,001,018	2,213,471

Net asset value per share	$13.27	$18.52

Net Assets:
Paid in capital	$10,009,415	$26,468,710
Distributable earnings (loss)	3,276,870	14,518,015

Net Assets	$13,286,285	$40,986,725

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For the year ended September 30, 2024

	Vontobel Global Environmental Change Fund(a)	Vontobel U.S. Equity Institutional Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $11,599, and $2,943, respectively)	$166,247	$491,054
Non-cash dividend income	17,575	—

Total investment income	183,822	491,054

Operating expenses:
Investment advisory	75,616	188,358
Accounting and Administration	160,437	160,967
Regulatory and Compliance	35,300	114,838
Audit fees	17,768	58,453
Trustees	20,377	65,627
Legal	10,054	52,028
Registration	34,323	24,825
Offering costs	65,174	—
Other	10,861	37,761

Total expenses before reductions	429,910	702,857
Expenses reduced by Adviser	(336,845)	(457,992)

Net expenses	93,065	244,865

Net investment income	90,757	246,189

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(30,311)	2,148,985
Net realized losses from foreign currency transactions	(5,997)	—
Change in unrealized appreciation (depreciation) on investments	3,227,622	6,263,006
Change in unrealized appreciation (depreciation) on foreign currency	794	—

Net realized and unrealized gains from investment activities	3,192,108	8,411,991

Change in Net Assets Resulting from Operations	$3,282,865	$8,658,180

(a)	For the period from October 3, 2023, commencement of operations, to September 30, 2024.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2024 and 2023

	Vontobel Global Environmental Change Fund	Vontobel U.S. Equity Institutional Fund

	2024(a)	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$90,757	$246,189	$156,315
Net realized gains (losses) from investment and foreign currency transactions	(36,308)	2,148,985	214,841
Change in unrealized appreciation (depreciation) on investments and foreign currency	3,228,416	6,263,006	4,499,917

Change in net assets resulting from operations	3,282,865	8,658,180	4,871,073

Dividends paid to shareholders:
From distributable earnings	(8,184)	(370,073)	(982,719)

Total dividends paid to shareholders	(8,184)	(370,073)	(982,719)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	10,011,600	6,683,514	7,698,838
Value of shares issued to shareholders in reinvestment of dividends	4	146,077	292,582
Value of shares redeemed	—	(4,042,977)	(1,314,528)

Change in net assets from capital transactions	10,011,604	2,786,614	6,676,892

Net assets:
Beginning of year	—	29,912,004	19,346,758

End of year	$13,286,285	$40,986,725	$29,912,004

Share Transactions (Class I Shares):
Sold	1,001,018	434,681	520,220
Reinvested	— (b)	9,130	22,805
Redeemed	—	(237,149)	(98,074)

Change	1,001,018	206,662	444,951

(a)	For the period from October 3, 2023, commencement of operations, to September 30, 2024.

(b)	Less than 0.500 shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

Class I Shares

Vontobel Global Environmental Change Fund	Period Ended September 30, 2024(a)

Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.09
Net realized and unrealized gains from investments and foreign currency	3.19

Total from investment operations	3.28

Less distributions paid:
From net investment income	(0.01)

Total distributions paid	(0.01)

Change in net asset value	3.27

Net asset value, end of year	$13.27

Total return(c)	32.80%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$13,286
Ratio of net expenses to average net assets(d)	0.80%
Ratio of net investment income to average net assets(d)	0.78%
Ratio of gross expenses to average net assets(d)	3.70%
Portfolio turnover rate(c)	17.90%

(a)	For the period from October 3, 2023, commencement of operations, to September 30, 2024.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

			Class I Shares
Vontobel U.S. Equity Institutional Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$14.91	$12.39	$16.24	$13.77	$12.35

Income (loss) from investment operations:
Net investment income(a)	0.11	0.09	0.08	0.05	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	3.67	3.05	(2.29)	2.81	1.58

Total from investment operations	3.78	3.14	(2.21)	2.86	1.65

Less distributions paid:
From net investment income	(0.09)	(0.05)	(0.06)	(0.04)	(0.09)
From net realized gains	(0.08)	(0.57)	(1.58)	(0.35)	(0.14)

Total distributions paid	(0.17)	(0.62)	(1.64)	(0.39)	(0.23)

Change in net asset value	3.61	2.52	(3.85)	2.47	1.42

Net asset value, end of year	$18.52	$14.91	$12.39	$16.24	$13.77

Total return	25.47%	26.15%	(15.76%)	21.18%	13.47%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$40,987	$29,912	$19,347	$24,003	$19,816
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.65%	0.67%	0.51%	0.34%	0.54%
Ratio of gross expenses to average net assets	1.87%	2.74%	2.74%	2.61%	3.33%
Portfolio turnover rate	40.68%	30.34%	50.11%	43.97%	57.97%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund and the Vontobel Global Environmental Change Fund (the “Funds”) are series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and commenced operations on March 27, 2018, and October 3, 2023, respectively. These financial statements and notes only relate to the Funds.

The Funds are diversified funds. The investment objective of each Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 —quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Trustees have designated Vontobel Asset Management, Inc., as investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Funds’ net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2024 in valuing the Funds’ investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel Global Environmental Change Fund
Common Stocks*	$13,227,440	$—	$—	$13,227,440
Short-Term Investments	15,482	—	—	15,482

Total Investments	$13,242,922	$—	$—	$13,242,922

Vontobel U.S. Equity Institutional Fund
Common Stocks*	$40,179,555	$—	$—	$40,179,555
Short-Term Investments	866,476	—	—	866,476

Total Investments	$41,046,031	$—	$—	$41,046,031

*See additional categories in the Schedule of Investments.

As of September 30, 2024 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the year ended September 30, 2024.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (and losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of September 30, 2024, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Vontobel U.S. Equity Institutional Fund’s tax return for the tax years ended September 30, 2024, 2023, 2022, and 2021, and the Vontobel Global Environmental Change Fund’s tax return for the period ended September 30, 2024, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

The Funds are subject to market risk, which is the risk that the value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies and/or general economic conditions, disruptions to business operations and supply chains, and staffing shortages. The net asset value of the Funds will fluctuate based on changes in the value of the securities in which the Funds invest. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Continuing uncertainties about interest rates, armed conflicts, rising government debt, political events, trade tensions and economic sanctions also contribute to market volatility. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (such as COVID-19), epidemics, climate change or climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and changes in currency exchange rates. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. Countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”), which is registered under the Investment Advisers Act of 1940, as amended, to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on the Funds’ daily net assets as set forth in the following table. The total fees incurred by the Funds pursuant to the Agreement is reflected as “Investment advisory” fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) exceed the rate in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel Global Environmental Change Fund	Class I	0.65%	0.80%
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on first $500 million	0.65%
		0.45% on assets over $500 million

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The expense limitation agreement is effective until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Funds’ registration statement, until such time as the Adviser provides written notice of non-renewal, and will terminate automatically upon termination of the Agreement.

For the year ended September 30, 2024, the Funds incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

Fund*	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Waivers Recouped by Vontobel
Vontobel Global Environmental Change Fund*	$75,616	$336,845	$—
Vontobel U.S. Equity Institutional Fund	188,358	457,992	—

*	For the period from October 3, 2023, commencement of operations, to September 30, 2024.

The balances of recoverable expenses to Vontobel by the Funds at September 30, 2024 were as follows:

For the:	Expiring	Vontobel Global Environmental Change Fund		Vontobel U.S. Equity Institutional Fund
Year Ended September 30, 2022	September 30, 2025	$ —		$ 481,888
Year Ended September 30, 2023	September 30, 2026	—		488,025
Year ended September 30, 2024	September 30, 2027	336,845	*	457,992

Balances of Recoverable Expenses to the Adviser		$336,845		$1,427,905

*	For the period from October 3, 2023, commencement of operations, to September 30, 2024.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust, on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. Each Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.

Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through September 30, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2024, the aggregate Trustee compensation paid by the Trust was $396,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” fees on the Statements of Operations.

C. Investment Transactions

For the year ended September 30, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund*	Cost of Purchases	Proceeds from Sales

Vontobel Global Environmental Change Fund*	$12,121,604	$2,092,804
Vontobel U.S. Equity Institutional Fund	17,270,885	15,025,590

* For the period from October 3, 2023, commencement of operations, to September 30, 2024.

D. Federal Income Tax

As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Vontobel Global Environmental Change Fund	$10,015,084	$3,298,198	$(70,360)	$3,227,838
Vontobel U.S. Equity Institutional Fund	28,831,649	12,214,382	—	12,214,382

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2024 and September 30, 2023, as applicable, were as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

Vontobel Global Environmental Change Fund
2024	$8,184	$—	$8,184	$—	$8,184
Vontobel U.S. Equity Institutional Fund
2024	$196,275	$173,798	$370,073	$—	$370,073
2023	$74,211	$908,508	$982,719	$—	$982,719

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Primarily as a result of differing book/tax treatment of non-deductible expenses, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid in Capital
Vontobel Global Environmental Change Fund	$2,189	$(2,189)

As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Other Temporary Differences	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Vontobel Global Environmental Change Fund	$ 83,532	$ —	$ 83,532	$—	$(6,482)	$(28,812)	$ 3,228,632	$ 3,276,870
Vontobel U.S. Equity Institutional Fund	$154,440	$2,149,193	$2,303,633	$—	$ —	$ —	$12,214,382	$14,518,015

As of the tax year ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Vontobel Global Environmental Change Fund	$28,812	$—

E.  Concentration by Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Funds, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

In addition, as of September 30, 2024, the Adviser or Adviser affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
Vontobel Global Environmental Change Fund	Class I Shares	99.95
Vontobel U.S. Equity Institutional Fund	Class I Shares	72.43

F.  Subsequent Events

On June 5, 2024, the Board approved the Agreement and Plan of Reorganization relating to the reorganizations of the Vontobel Global Environmental Change Fund and the Vontobel U.S. Equity Institutional Fund (each, a series of the Trust, and together, the Vontobel Target Funds) into the Vontobel Global Environmental Change Fund and the Vontobel U.S. Equity Fund, respectively (each, a series of The Advisors’ Inner Circle Fund II, and together, the Vontobel Acquiring Funds). The Target Vontobel Funds’ shareholders subsequently approved the reorganizations, and such reorganizations into the Vontobel Acquiring Funds took place on October 21, 2024.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Vontobel U.S. Equity Institutional Fund and Vontobel Global Environmental Change Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vontobel U.S. Equity Institutional Fund and Vontobel Global Environmental Change Fund (the “Funds”) (two of the funds constituting Advisers Investment Trust (the “Trust”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the funds constituting Advisers Investment Trust) at September 30, 2024, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Advisers Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights

Vontobel US Equity Institutional Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024

Vontobel Global Environmental Change Fund	For the period from October 3, 2023 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor on one or more investment companies in the Trust since 2013.

New York, New York

November 21, 2024

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

September 30, 2024 (Unaudited)

A. Other Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2024 are designated as Qualified Dividend Income (“QDI”), as defined in the Act, subject to reduced tax rates in 2024:

QDI Percentage
Vontobel Global Environmental Change Fund	100%
Vontobel U.S. Equity Institutional Fund	100%

A percentage of the dividends distributed during the fiscal year for the Fund qualifies for the Dividends-Received Deduction (“DRD”) for corporate shareholders:

Corporate DRD Percentage
Vontobel Global Environment Change Fund	50.47%
Vontobel U.S. Equity Institutional Fund	100%

B. Foreign Tax Credit

The Funds intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	Foreign Tax Credit	Foreign Source Income
Vontobel Global Environmental Change Fund	$11,863	$70,843

ADVISERS INVESTMENT TRUST

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2024 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST

PROXY DISCLOSURES

September 30, 2024 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2024 (Unaudited)

Included on page 16 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

Not applicable.

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, New York 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001-8604

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

For Additional Information, call

877-734-6278 (toll free)

VON 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 5, 2024

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024